Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets

	December 31 2020	December 31 2019
	$	$
Financial assets
Investments held for self-insured liabilities	174.9	153.0
Holdbacks on long-term contracts	25.9	33.9
Other	12.4	12.6
Non-financial assets
Investments in joint ventures and associates	8.3	8.8
Other	11.8	16.9
	233.3	225.2
Less current portion - financial	34.7	11.6
Less current portion - non-financial	7.4	6.5
Long-term portion	191.2	207.1

Summary of Fair Value and Amortized Cost
Their fair value and amortized cost are as follows:

	December 31 2020		December 31 2019
	$		$
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost
Bonds	115.5	112.6	102.8	103.4
Equity securities	59.4	54.7	50.2	46.1
Total	174.9	167.3	153.0	149.5

Disclosure of the Bond Portfolio Stated at Fair Value	The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31 2020	December 31 2019
	$	$
Within one year	31.4	9.5
After one year but not more than five years	77.5	79.9
More than five years	6.6	13.4
Total	115.5	102.8